Stockholders’ (Deficit) Equity (Details) - USD ($)												1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
		Oct. 15, 2024	Oct. 01, 2024	Aug. 29, 2024	May 02, 2024	Dec. 05, 2023	Nov. 07, 2023	Jun. 06, 2023	Mar. 21, 2023	Feb. 24, 2023	Nov. 14, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Jun. 18, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 22, 2024	Mar. 12, 2024	Feb. 29, 2024	Feb. 26, 2024	Jan. 22, 2024	May 22, 2023	Nov. 09, 2022	Jan. 18, 2022
Shareholders’ Equity [Line Items]
Preferred stock, shares authorized												100,000,000		100,000,000		100,000,000			100,000,000
Preferred stock, par value (in Dollars per share)												$ 0.001		$ 0.001		$ 0.001			$ 0.001
Issuance of ordinary shares to settle finder fee																			3,557,932
Outstanding shares												58,376,985							58,376,985
Description of forward stock split																on October 15, 2024, immediately prior to the completion of the redomiciliation and merger transaction, the Company effected a 1-for-4 reverse stock split (the “Reverse Split”), resulting in the proportional adjustments to the par value of the ordinary shares, the authorized number of ordinary shares, and the number of outstanding ordinary shares.
Ordinary shares, shares authorized	[1]											1,400,000,000		1,400,000,000		1,400,000,000			1,400,000,000
Ordinary shares, par value (in Dollars per share)	[1]											$ 0.001		$ 0.001		$ 0.001			$ 0.001
Ordinary shares, issued	[1]											33,240,991		47,317,308		47,317,308			33,240,991
Number of shares issued to employees for services																1,325,458
Unrecognized deferred equity (in Dollars)														$ 7,994,977		$ 7,994,977
Price per ordinary share (in Dollars per share)																						$ 0.001
Aggregate fair value (in Dollars)														$ 632,050	$ (1,106)	$ 4,281,454	$ (3,481)		$ (4,548)	$ (8,952)
Market value per share (in Dollars per share)																$ 2.51
Warrants outstanding													225,000							225,000
Equity interest														4.11%		4.11%
Exercise price of warrants (in Dollars per share)												$ 1							$ 1
Share-based compensation expense (in Dollars)														$ 520,000		$ 520,000			$ 1,856,732
Deferred equity compensation (in Dollars)														11,908,485		11,908,485
Long-term investments (in Dollars)												$ 25,723,869		$ 24,469,558		$ 24,469,558			$ 25,723,869
Fractional share of common stock														845		845
Ordinary shares outstanding	[1]											33,240,991		47,317,308		47,317,308			33,240,991
Share-based compensation expense (in Dollars)														$ 2,564	2,150,680	$ 218,012	8,026,400
Shares to be issued												2,350,081							2,350,081
Gross proceed of subscription receivable (in Dollars)												$ 2,051,280							$ 2,051,280
Issuance of ordinary shares for private placement														1,418,680
Forgiveness of debt (in Dollars)																	12,593,384		$ 12,593,384	$ 6,000,000
Weighted average period																1 year 29 days
Public and private rights																			4,825,000
Converted ordinary shares											482,500
Holding shares percentage											3.00%								3.00%
Ordinary shares issued																							1,900,000								1
Issuance of holdback shares								1,665,000
Issuance of ordinary shares for commitment fee						600,000
Issuance of ordinary shares to settle payables (in Dollars)																$ 6,548,100			$ 4,900,000
Offering price per share (in Dollars per share)							$ 0.7
Gross proceeds (in Dollars)							$ 5,128,960					$ 1,850,310							1,850,310
Share issuance of ordinary shares for private placement												2,643,300
Warrants to purchase ordinary shares												528,660
Accrued salary (in Dollars)												$ 1,430,000							$ 1,430,000
Ordinary share price per share (in Dollars per share)												$ 16.5							$ 16.5											$ 0.15
Number of Shares Issued Per Unit																			1
Trading days																			30 days
Warrants issued												528,660							528,660
Weighted average period																			1 year 8 months 1 day
Warrant [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle finder fee																3,558,319
Warrants outstanding							1,469,840
Aggregate fair value (in Dollars)														$ 156,864		$ 1,896,657
Warrants outstanding														285,353		285,353
Exercise price of warrants (in Dollars per share)														$ 0.001		$ 0.001
Warrant Exercise Term																5 years
Long-term investments (in Dollars)														$ 6,028,100		$ 6,028,100
Warrants exercised (in Dollars)												$ 500,000
Trading days																			30 days
Public Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding												4,600,000							4,600,000
Warrants outstanding												4,600,000		4,600,000		4,600,000			4,600,000
Ordinary share price per share (in Dollars per share)												$ 11.5							$ 11.5
Warrant price (in Dollars per share)																			$ 0.01
Trading days																			20 days
Threshold number of business days before sending notice of redemption to warrant holders.																			30 days
Private Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding												2,643,300	225,000						2,643,300	225,000
Aggregate fair value (in Dollars)														$ 981	1,106	$ 8,102	$ 3,481		$ 4,548	$ 8,952
Warrants outstanding												225,000		225,000		225,000			225,000
Warrant Class A [Member]
Shareholders’ Equity [Line Items]
Price per ordinary share (in Dollars per share)												$ 0.7							$ 0.7
Warrants exercised (in Dollars)																			$ 500,000
Warrant price (in Dollars per share)																			$ 1
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle finder fee							7,349,200										806,068	[2]
Ordinary shares, shares authorized														1,400,000,000		1,400,000,000
Ordinary shares, par value (in Dollars per share)														$ 0.001		$ 0.001
Ordinary shares, issued												33,240,991		14,076,317		14,076,317			33,240,991
Number of shares issued under plan	[2]															58,095
Issuance of ordinary shares to settle payables	[2]															3,558,319
Price per ordinary share (in Dollars per share)												$ 0.7							$ 0.7
Exercise price of warrants (in Dollars per share)							$ 0.7
Ordinary shares outstanding												33,240,991							33,240,991
Issuance of ordinary shares for private placement	[2]															3,557,932
Ordinary shares issued																													946,100
Issuance of ordinary shares to settle payables (in Dollars)																$ 3,558
Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Aggregate fair value (in Dollars)																18,456,585
2024 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)														$ 3,059,390	764,923	3,059,390	$ 764,923
Business Combination [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle finder fee											555,000
Ordinary shares outstanding											53,835,000
2023 Share Award Scheme [Member]
Shareholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)																1,565,880
RSUs [Member]
Shareholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)														250,567	$ 1,317,600	751,701	$ 3,952,800
Shares granted													2,420,625
Forfeitures, percentage																			10.00%	10.00%
Unrecognized compensation (in Dollars)												$ 1,900,000		$ 1,200,000		$ 1,200,000			$ 1,900,000
RSUs [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued																					5,811							161,775
Shares granted													5,000,000
Ordinary shares issued										11,675,397																			946,100
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.001
Issuance of ordinary shares to settle finder fee		24,206,246
Warrants outstanding		53,147,335
Ordinary shares issued																								105,615	2,000,000		1,723,744
Accrued salary (in Dollars)																										$ 435,484
Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued														1,418,680		1,418,680
Number of shares issued under plan																167,586
Settlement of accrued salaries (in Dollars)												$ 1,242,850							$ 1,242,850
Number of shares for settlement of accrued salaries					1,418,680											702,726			859,564
Ordinary shares issued												2,210,984							2,210,984
Consultants [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle payables																2,520,169
Chairman [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle finder fee																636,899
Number of shares for settlement of directors fee																604,244
Employees and Officers [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle payables																459,919
Private Placement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued					3,557,932
Price per ordinary share (in Dollars per share)					$ 1.45
Private Placement [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding					711,586
Previously Reported [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized												200,000,000	200,000,000						200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)												$ 0.001	$ 0.001						$ 0.001	$ 0.001
Ordinary shares, issued												68,661,998	58,376,985						68,661,998	58,376,985
Ordinary shares outstanding												68,661,998	58,376,985						68,661,998	58,376,985
Previously Reported [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued												68,661,998	58,376,985						68,661,998	58,376,985
Ordinary shares outstanding												68,661,998	58,376,985						68,661,998	58,376,985
Previously Reported [Member] | RSUs [Member]
Shareholders’ Equity [Line Items]
Issuance of holdback shares																			3,343,730
2023 Share Award Scheme [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle finder fee										5,652,352						491,797
Minimum [Member]
Shareholders’ Equity [Line Items]
Equity interest												9.00%	9.00%	9.00%	9.00%	9.00%	9.00%		9.00%	9.00%
Exercise price of warrants (in Dollars per share)												$ 1							$ 1
Vested period													1 year
Ordinary share price per share (in Dollars per share)												$ 0.442							$ 0.442
RSUs vested period													1 year
Minimum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle finder fee			1,500,000,000
Outstanding shares			97,736,035
Reduction of par value (in Dollars per share)			$ 0.001
Maximum [Member]
Shareholders’ Equity [Line Items]
Equity interest												10.50%	10.00%	10.50%	10.50%	10.50%	10.50%		10.50%	10.00%
Exercise price of warrants (in Dollars per share)												$ 500,000							$ 500,000
Vested period													4 years
Ordinary share price per share (in Dollars per share)												$ 0.7							$ 0.7
RSUs vested period													4 years
Maximum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle finder fee			2,904,753,145
Outstanding shares			189,265,804
Reduction of par value (in Dollars per share)			$ 0.000516395
2024 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle finder fee				7,746,000												58,095
Ordinary shares, issued														36,016		36,016
Private Rights [Member]
Shareholders’ Equity [Line Items]
Public and private rights											4,825,000
AGBA [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle payables											792,334
Apex Twinkle Limited [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle finder fee									2,173,913							484,125			555,000
Institutional Investor [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle finder fee																			1,279,688
Gross proceeds (in Dollars)																			$ 1,850,314
TAG [Member]
Shareholders’ Equity [Line Items]
Price per ordinary share (in Dollars per share)																														$ 0.45
Warrants outstanding												4,825,000							4,825,000
Ordinary shares issued												53,835,000							53,835,000
TAG [Member] | Business Combination [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares to settle finder fee											1,665,000
Series A-1 Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred stock, shares authorized												11,803,398		11,803,398		11,803,398			11,803,398
Preferred stock, par value (in Dollars per share)												$ 0.001		$ 0.001		$ 0.001			$ 0.001
Preferred stock, share issued
Preferred stock, share outstanding
Series A-1 Preferred Stock [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred stock, shares authorized														11,803,398		11,803,398
Preferred stock, par value (in Dollars per share)														$ 0.001		$ 0.001
Series A-1 Preferred Stock [Member] | Subsequent Event [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred stock, share issued		11,801,804
Series B Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred stock, shares authorized												35,000		35,000		35,000			35,000
Preferred stock, par value (in Dollars per share)												$ 0.001		$ 0.001		$ 0.001			$ 0.001
Preferred stock, share issued
Preferred stock, share outstanding
Description of voting rights																Each share of Series B Preferred Stock shall be entitled to 10,000 votes
Series B Preferred Stock [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred stock, shares authorized														35,000		35,000
Preferred stock, par value (in Dollars per share)														$ 0.001		$ 0.001
Series B Preferred Stock [Member] | Subsequent Event [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred stock, share issued		30,851

[1]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).
[2]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).